Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Other cash payment to acquire interests in joint ventures	$ (5,791,718)	$ (19,287,372)	$ (13,549,638)
Cash flow used for control of subsidiaries or other business	(12,207,458)	(86,912)	0
Payment for changes in ownership interests in subsidiaries		(1,028,076)	(8,652,268)
Total	$ (17,999,176)	$ (20,402,360)	$ (22,201,906)